Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Other income	$ 717	$ 1,817	$ 214
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Income from discharge of liability		1,537
Other income		$ 1,537
Bottom of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	3.09%	2.70%
Top Of Range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party	3.79%	3.40%